Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
Supplement Dated August 1, 2008
to the Prospectus Dated May 1, 2008
The information under “Fund Management — Portfolio Managers — NFJ” in the Prospectus is hereby replaced with the following:
Portfolio Managers
NFJ
Each NFJ Investment Group investment strategy is supported by a team of investment professionals. Every core team consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ Investment Group in that investment strategy) rests with the designated team leader. The core team members, who are primarily responsible for the NFJ Dividend Value Portfolio’s day-to-day management, are listed below:
Burns McKinney is a core member of the Dividend Value investment strategy and lead portfolio manager of the Dividend Value Portfolio. Mr. McKinney Joined NFJ Investment Group in 2006 and prior that was an equity analyst at Evergreen Investments and investment banking analyst at Alex Brown. Mr. McKinney has over 10 years’ experience in equity research, financial analysis and investment banking.
Benno J. Fischer, a Managing Director and founding partner of NFJ Investment Group, is the team leader of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. He has over 39 years of experience in portfolio management, investment analysis and research. He received his BA degree in Economics and a JD degree from Oklahoma University, and an MBA from New York University.
Paul A. Magnuson, a Managing Director and portfolio manager of NFJ Investment Group, is a core member of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. Mr. Magnuson has over 22 years of experience in equity analysis and portfolio management.
Thomas W. Oliver is a core member of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. Mr. Oliver joined NFJ Investment Group in 2005 and prior to that was a manager of corporate reporting at Perot Systems, and an auditor at Deloitte & Touche. Mr. Oliver has over 10 years of experience in accounting, reporting, and financial analysis.

Jeffrey S. Partenheimer is a core team member of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. Mr. Partenheimer has over 20 years of experience in financial analysis, portfolio management and large corporate finance. Mr. Partenheimer received his BBA (Accounting) in 1982 from the University of Texas and his MSBA (Finance) from Texas Tech University in 1985.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Portfolio.

PREMIER VIT
NFJ Dividend Value Portfolio
Supplement Dated August 1, 2008
to the Prospectus Dated May 1, 2008
The information under “Fund Management — Portfolio Managers” in the Prospectus is hereby replaced with the following:
Portfolio Managers
Each NFJ Investment Group investment strategy is supported by a team of investment professionals. Every core team consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ Investment Group in that investment strategy) rests with the designated team leader. The core team members, who are primarily responsible for the NFJ Dividend Value Portfolio’s day-to-day management, are listed below:
Burns McKinney is a core member of the Dividend Value investment strategy and lead portfolio manager of the Dividend Value Portfolio. Mr. McKinney Joined NFJ Investment Group in 2006 and prior that was an equity analyst at Evergreen Investments and investment banking analyst at Alex Brown. Mr. McKinney has over 10 years’ experience in equity research, financial analysis and investment banking.
Benno J. Fischer, a Managing Director and founding partner of NFJ Investment Group, is the team leader of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. He has over 39 years of experience in portfolio management, investment analysis and research. He received his BA degree in Economics and a JD degree from Oklahoma University, and an MBA from New York University.
Paul A. Magnuson, a Managing Director and portfolio manager of NFJ Investment Group, is a core member of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. Mr. Magnuson has over 22 years of experience in equity analysis and portfolio management.
Thomas W. Oliver is a core member of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. Mr. Oliver joined NFJ Investment Group in 2005 and prior to that was a manager of corporate reporting at Perot Systems, and an auditor at Deloitte & Touche. Mr. Oliver has over 10 years of experience in accounting, reporting, and financial analysis.
Jeffrey S. Partenheimer is a core team member of the Dividend Value investment strategy and a portfolio manager of the Dividend Value Portfolio. Mr. Partenheimer has over 20 years of experience in financial analysis, portfolio management and large corporate finance. Mr. Partenheimer received his BBA (Accounting) in 1982 from the University of Texas and his MSBA (Finance) from Texas Tech University in 1985.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Portfolio.